Note 15 - Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Balance	$ 10,545	$ 7,836
Net cash flow	(4,699)	(4,068)
New, modified and terminated leases	3,934	6,225
Interest expense	518	356
Foreign exchange (gain) loss	(601)	196
Other changes	(111)
Balance	9,586	10,545
Non-current lease liabilities [member]
Disclosure of financial liabilities [line items]
Balance	6,776	4,723
Net cash flow	(3,073)	(1,647)
New, modified and terminated leases	2,007	3,310
Interest expense	303	243
Foreign exchange (gain) loss	(382)	146
Other changes	0
Balance	5,631	6,776
Current lease liabilities [member]
Disclosure of financial liabilities [line items]
Balance	3,659	2,840
Net cash flow	(1,627)	(2,260)
New, modified and terminated leases	1,927	2,915
Interest expense	216	113
Foreign exchange (gain) loss	(219)	50
Other changes	0
Balance	3,955	3,659
Current interest-bearing loans [member]
Disclosure of financial liabilities [line items]
Balance	0	146
Net cash flow	0	(146)
New, modified and terminated leases	0	0
Interest expense	0	0
Foreign exchange (gain) loss	0	0
Other changes	0
Balance	0	0
Other current loans [member]
Disclosure of financial liabilities [line items]
Balance	111	126
Net cash flow	0	(15)
New, modified and terminated leases	0	0
Interest expense	0	0
Foreign exchange (gain) loss	0	0
Other changes	(111)
Balance	$ 0	$ 111